                                                         SEC File Nos. 002-86082
                                                                       811-03833


                         MAINSTAY VP SERIES FUND, INC.

                    Supplement dated August 31, 2004 to the
                Prospectus dated April 30, 2004 ("Prospectus"),

      This Supplement supercedes and replaces the Supplement dated August 27, 2004 and updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the "Fund") regarding three series of the Fund: the MainStay VP Common Stock Portfolio, MainStay VP American Century Income & Growth Portfolio and MainStay VP Dreyfus Large Company Value Portfolio (each a "Portfolio").

      You may obtain copies of the Fund's Prospectus or SAIs free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 452, New York, NY 10010.

A.    MainStay VP Common Stock Portfolio

1. The first paragraph under the section entitled "Investment Process" on page A-7 of the Prospectus is replaced in its entirety with the following paragraphs:

        NYLIM, the Portfolio's Manager, will seek to identify companies that are considered to have a high probability of outperforming the S&P 500 Index over the following six to twelve months. The underlying process for selecting stocks is based on a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. These stocks are then generally held in larger or smaller proportions based on their relative attractiveness. On occasion, trading strategies that seek to realize returns over shorter periods may be employed. The Portfolio normally invests in common stocks of well-established US companies, primarily those with large-capitalizations. The Portfolio invests in companies with market capitalizations that, at the time of investment, are similar to companies in the S&P 500(R) Index and the Russell 1000 Index. The Portfolio is managed with a core orientation (including growth and value equities). NYLIM uses a bottom up approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends.

        The S&P 500(R) Index is an unmanaged index widely regarded as the standard for measuring large-cap U.S. stock market performance. S&P 500(R) is a trademark of The McGraw-Hill Companies, Inc. As of June 30, 2004, the market capitalizations of companies in this index range from $890 million to $342 billion. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of July 30, 2004, the market capitalizations of companies in this index range from $529 million to $351 billion.


B.   MainStay VP American Century Income & Growth Portfolio

1. Zili Zhang is replacing Vivienne Hsu as co-manager of the MainStay VP American Century Income & Growth Portfolio.

2.   The biography of Vivienne Hsu on page A-51 of the Prospectus is deleted.


3. The biography of Mr. Zhang below is added to the section entitled "Portfolio Managers--Biographies" on page A-52 of the Prospectus:

        Mr. Zhang has managed the American Century Income & Growth Portfolio since 2004. Mr. Zhang, Vice President, Portfolio Manager and Director of Quantitative Research, joined American Century in 1995. Mr. Zhang manages the quantitative research team. He holds a bachelor's degree from the University of Science and Technology of China and a Ph.D. from the University of Texas, Austin.

                                                        SEC File Nos. 002-860862
                                                                       811-03833

C.   MainStay VP Dreyfus Large Company Value Portfolio

1. Brian C. Ferguson, J. David Macey, William E. Costello and Robert J. Eastman are replacing Valerie J. Sill as co-managers of the MainStay VP Dreyfus Large Company Value Portfolio.

2.   The biography of Valerie J. Sill on page A-52 of the Prospectus is deleted.

3. The following biographies are added to the section entitled "Portfolio Managers -- Biographies" beginning on page A-50 of the Prospectus:

        Brian C. Ferguson -- Mr. Ferguson, a Senior Vice President at The Dreyfus Corporation and The Boston Company Asset Management, LLC ("The Boston Company"), manages the Dreyfus Large Company Value Portfolio. Mr. Ferguson is a dual employee of The Dreyfus Corporation and The Boston Company, each of which is a wholly-owned subsidiary of Mellon Financial Corporation. He is the Director of The Boston Company's US Large Cap Value Equity Portfolio Management Team and has been a member of Dreyfus since 1997. Brian holds an MBA from Columbia University's Business School with a concentration in Finance.

        J. David Macey -- Mr. Macey manages the Dreyfus Large Company Value Portfolio. He is a Senior Vice President at The Dreyfus Corporation and The Boston Company. Mr. Macey is a dual employee of the Dreyfus Corporation and The Boston Company, each of which is a wholly-owned subsidiary of Mellon Financial Corporation. He is responsible for the banking, brokers, insurance, savings and loan associations and REITs sectors. Mr. Macey also serves as the Chairman of Domestic Equity Research of The Boston Company. Prior to joining The Boston Company, he served as a vice president at Shawmut Bank, N.A. where he was responsible for investment research and corporate finance. He holds a BS from Massachusetts Institute of Technology and an MS from Northeastern University. Mr. Macey also completed four years of study in Finance in the Doctoral Program at the Harvard University Graduate School of Business Administration. In addition, he was a Research Associate at the Harvard University Graduate School of Business Administration and holds a Chartered Financial Analyst designation.

        William E. Costello -- Mr. Costello manages the Dreyfus Large Company Value Portfolio. He is a Vice President at The Dreyfus Corporation and The Boston Company. Mr. Costello is a dual employee of The Dreyfus Corporation and The Boston Company, each of which is a wholly-owned subsidiary of Mellon Financial Corporation. He is also Director of Domestic Equity Research at The Boston Company and serves as the energy sector research analyst for Dreyfus' US Large Capitalization Value disciplines. Previously, Mr. Costello served as an analyst in The Boston Company US Small and Mid Capitalization Value Investment Team. Prior to joining The Boston Company, he was a senior research analyst with Delphi Management, Inc., a value equity management firm in Boston. As an analyst at Delphi, Mr. Costello covered a wide range of global industries. He received an MBA, concentrating in Finance, from Boston University's School of Management and holds a Chartered Financial Analyst designation.

        Robert J. Eastman-- Mr. Eastman, Senior Vice President at The Dreyfus Corporation and The Boston Company serves as a quantitative research analyst. Mr. Eastman is a dual employee of The Dreyfus Corporation and The Boston Company, each of which is a wholly-owned subsidiary of Mellon Financial Corporation. Prior to joining The Boston Company, Mr. Eastman was a portfolio manager/quantitative analyst with Trinity Investment Management Corporation. He received his MBA from the Wharton School of Business. He holds a Chartered Financial Analyst designation.



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            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                                                        SEC File Nos. 002-860862
                                                                       811-03833

                          MAINSTAY VP SERIES FUND, INC.

                    Supplement dated August 31, 2004 to the
       Statement of Additional Information for Initial Class shares dated April 30, 2004 ("Initial Class SAI"), and Statement of Additional Information
      for Service Class shares dated April 30, 2004 ("Service Class SAI")

      This Supplement supercedes and replaces the Supplement dated August 27, 2004 and updates certain information contained in the above-dated Statements of Additional Information ("SAIs") for MainStay VP Series Fund, Inc. (the "Fund") regarding the nineteen series of the Fund (each a "Portfolio").

      You may obtain copies of the Fund's Prospectus or SAIs free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 452, New York, NY 10010.

A.   MainStay VP Common Stock Portfolio

1. The following paragraph, in the section entitled "Additional Non-Fundamental Investment Restrictions Applicable to Certain Portfolios: Bond and Common Stock Portfolios, " on page 11 of the Initial Class SAI and page 11 of the Service Class SAI is deleted:
        [Neither of these Portfolios will] (2) purchase the securities of other investment companies, unless it acquires them as part of a merger, consolidation, acquisition of assets of reorganization;

2. The following paragraph is inserted following the last numbered paragraph under the heading entitled "In addition, the Bond Portfolio will not:" on page 11 of the Initial Class SAI and page 11 of the Service Class SAI:
        (3) purchase the securities of other investment companies, unless it acquires them as part of a merger, consolidation, acquisition of assets of reorganization.

3. The following paragraph is inserted following the section entitled, "In addition, the Bond Portfolio will not:" on page 11 of the Initial Class SAI and page 11 of the Service Class SAI:

     The Common Stock Portfolio will not:
        (1) purchase securities of other investment companies, except to the extent permitted by the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization.

B.   MainStay VP International Equity Portfolio

1. The following paragraph, in the section entitled "Additional Non-Fundamental Investment Restrictions Applicable to Certain Portfolios:
International Equity Portfolio," on page 10 of the Initial Class SAI and page 10 of the Service Class SAI is deleted:
        [This Portfolio will not:]
        (4) purchase securities of an investment company, except (i) in connection with a merger, consolidation, reorganization or acquisition of assets, or (ii) to the extent permitted by the 1940 Act, and then only securities of money market funds (where the Portfolio's investment adviser undertakes to forego the fees they would otherwise receive on the assets so invested and where there is no commission or profit to a sponsor or dealer other than the customary broker's commission that may result from such purchase) or securities of a closed-end investment company (where there is no commission or profit to a sponsor or dealer other than the customary broker's commission that may result from such purchase); provided, however, that foreign banks or their agencies or subsidiaries and foreign insurance companies are not considered investment companies for the purposes of this limitation as permitted by the 1940 Act;

2.   The above deleted paragraph is replaced with the following:
        (4) purchase securities of other investment companies, except to the extent permitted by the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization;

C.   MainStay VP Mid Cap Core and MainStay VP Common Stock Portfolios

1. In the section entitled "Futures Transactions" on page 47 of the Initial Class SAI and page 45 of the Service Class SAI, the references to Mid Cap Core in the first sentence of the first and second paragraphs are deleted.

2. The following paragraph is inserted following the second full paragraph in the "Futures Transactions" section on page 47 of the Initial Class SAI and page 45 of the Service Class SAI:
        The Common Stock and Mid Cap Core Portfolios may enter into futures contracts on stock index futures for appropriate risk management and investment purposes. The Common Stock and Mid Cap Core Portfolios may invest up to 5% of total assets in these derivatives.

D.   All Portfolios

     The paragraph in the section "Proxy Voting Policies and Procedures" in the Fund's Statement of Additional Information titled "Fund's Proxy Voting Record" on page 67 of the Initial Class and Service Class SAIs is deleted in its entirety and replaced with the following:

        No later than August 31, 2004 (and each August thereafter), the Fund will be required to file with the SEC its proxy voting record for each Portfolio for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX or relevant Portfolio proxy voting record will be available free of charge upon request by calling 1-800-598-2019 or on the SEC's website at www.sec.gov.






             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE


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